Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and contingencies
Commitments and contingencies

21. Commitments and contingencies

Capital Commitments

The Company’s capital commitments relate primarily to commitments in connection with its plan to build an office building and innovation center. The total capital commitments contracted but not yet reflected in the financial statements as of December 31,2022 and 2023 amounted to RMB 596,929,756 and RMB 397,421,757 (US$ 55,975,684) respectively. All of the commitments relating to the construction will be settled in installments.